Property, Plant and Equipment - Property, Plant and Equipment (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 30, 2013
Cost
Beginning Balance	€ 2,089,419	€ 2,057,803
Acquisitions through business combinations	124,308			124,308
Additions	339,252	386,295
Disposals	(92,519)	(348,563)
Effect of changes in exchange rates	(27,342)	(6,116)
Ending Balance	2,433,118	2,089,419	2,057,803
Accumulated depreciation and impairment
Beginning Balance	1,059,496	1,004,193
Depreciation	197,053	179,253	158,000
Impairment charges	13,057	3,234	12,300
Disposals	(44,178)	(123,375)
Effect of changes in exchange rates	(10,150)	(3,809)
Ending Balance	1,215,278	1,059,496	1,004,193
Carrying amount
Carrying amount	1,217,840	1,029,923	1,053,610
Land, buildings and constructions [Member]
Cost
Beginning Balance	847,033	742,141
Acquisitions through business combinations	71,040
Additions	123,646	106,234
Disposals	(14)	(347)
Effect of changes in exchange rates	(6,605)	(995)
Ending Balance	1,035,100	847,033
Accumulated depreciation and impairment
Beginning Balance	187,272	155,877
Depreciation	47,791	31,598
Impairment charges	3,619	649
Disposals	(5)	(347)
Effect of changes in exchange rates	(1,116)	(505)
Ending Balance	237,561	187,272
Carrying amount
Carrying amount	797,539	659,761
Machinery and equipment [Member]
Cost
Beginning Balance	690,759	764,023
Acquisitions through business combinations	48,965
Additions	171,895	248,429
Disposals	(90,244)	(317,022)
Effect of changes in exchange rates	(17,490)	(4,671)
Ending Balance	803,885	690,759
Accumulated depreciation and impairment
Beginning Balance	417,982	401,800
Depreciation	114,677	110,571
Impairment charges	7,997	906
Disposals	(42,625)	(92,205)
Effect of changes in exchange rates	(8,068)	(3,090)
Ending Balance	489,963	417,982
Carrying amount
Carrying amount	313,922	272,777
Leasehold improvements [Member]
Cost
Beginning Balance	214,852	206,660
Acquisitions through business combinations	1,057
Additions	11,543	8,883
Disposals	(336)	(300)
Effect of changes in exchange rates	(1,464)	(391)
Ending Balance	225,652	214,852
Accumulated depreciation and impairment
Beginning Balance	158,778	145,775
Depreciation	12,415	13,416
Impairment charges	1,352
Disposals	(266)	(248)
Effect of changes in exchange rates	(422)	(165)
Ending Balance	171,857	158,778
Carrying amount
Carrying amount	53,795	56,074
Furniture, fixtures and other equipment [Member]
Cost
Beginning Balance	336,775	344,979
Acquisitions through business combinations	3,246
Additions	32,168	22,749
Disposals	(1,925)	(30,894)
Effect of changes in exchange rates	(1,783)	(59)
Ending Balance	368,481	336,775
Accumulated depreciation and impairment
Beginning Balance	295,464	300,741
Depreciation	22,170	23,668
Impairment charges	89	1,679
Disposals	(1,282)	(30,575)
Effect of changes in exchange rates	(544)	(49)
Ending Balance	315,897	295,464
Carrying amount
Carrying amount	€ 52,584	€ 41,311